Accumulated Other Comprehensive (Loss) Income - Summary of Income Tax Benefit to Component of Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Balance, beginning of year	$ 4	$ (13)	$ 12
Net unrealized loss (gain)	41	11	(30)
Reclassification of net (loss) gain to net income	(1)	6	5
Balance, end of year	44	4	(13)
Balance, beginning of year	14	36	24
Net unrealized loss (gain)	23	(21)	15
Reclassification of net loss to net income	(1)	(1)	(3)
Balance, end of year	36	14	36
Total income tax benefit	$ 80	$ 18	$ 23